Share Based Compensation (Details) - USD ($)		6 Months Ended
	Sep. 30, 2023	Jun. 30, 2024
General and Administrative Expenses [Member]
Share Based Compensation [Line Items]
Share-based compensation expense		$ 1,009,200
Class A Ordinary Shares [Member] | 2023 Equity incentive plan [Member]
Share Based Compensation [Line Items]
Issued shares	870,000